Filed Pursuant to Rule 497(k)
1933 Act File No. 002-93131
1940 Act No. 811-04044

Summary Prospectus

May 1, 2021

(As Amended and Restated January 3, 2022)

Parnassus Mid Cap Growth FundSM

Investor Shares: PARNX | Institutional Shares: PFPRX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund, including the statement of additional information and the most recent annual and semi-annual reports to shareholders, online at https://www.parnassus.com/literature-and-forms/fund-information. You can also get this information at no cost by calling (800) 999-3505 or by sending an email request to shareholder@parnassus.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2021, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

Summary Prospectus • 2021

Parnassus Mid Cap Growth Fund

(The Parnassus Mid Cap Growth Fund was formerly known as the Parnassus Fund.)

Investment Objective

The Parnassus Mid Cap Growth Fund has the overall investment objective of capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Parnassus Mid Cap Growth Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.62	0.62

Distribution (12b-1) Fees	None	None

Other Expenses	0.21	0.06

Service Fees	0.13	None

All remaining other expenses	0.08	0.06

Total Annual Fund Operating Expenses	0.83	0.68

For additional information about the Parnassus Mid Cap Growth Fund’s expenses, please see “Financial Highlights” in the prospectus.

Example

This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$85	$265	$460	$1,025

Institutional Shares	$69	$218	$379	$847

Portfolio Turnover

The Parnassus Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.5% of the average value of its portfolio. This turnover rate was higher than is typical for the Fund due to the transition during 2020 from a multi-cap style to mid-cap growth. For reference, the turnover rate for the prior year was 43.6%.

Principal Investment Strategies

The Parnassus Mid Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid-sized growth companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Growth Index (which was between $0.6 billion and $37.3 billion as of May 29, 2020) measured at the time of purchase. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Growth Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. A growth company is a company that the Adviser believes has a superior and pragmatic growth strategy and the potential for above-average revenue and earnings growth. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets. The Fund is fossil-fuel free, as it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels; the Fund may invest in companies that

Summary Prospectus • 2021

use fossil fuel-based energy to power their operations or for other purposes. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. The Adviser also takes ESG factors into account in making investment decisions, as discussed in more detail in the prospectus. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.

Principal Risks

All investments involve risk, and investing in the Parnassus Mid Cap Growth Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎

Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as the ongoing threat of the global COVID-19 pandemic), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎

Growth Investing Risk. The Adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the Adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

∎

Small- and Mid-Capitalization Company Risk. The Fund invests primarily in mid-capitalization companies, and may also invest in small-capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎

Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

∎

Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as COVID-19 and the United Kingdom’s exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies

Summary Prospectus • 2021

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Growth Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 25.8% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 19.7% (quarter ended March 31, 2020).

Effective May 1, 2020, the Fund changed its principal investment strategies. Thus, performance information for the period prior to May 1, 2020 does not reflect the current principal investment strategies. Prior to the change, the Fund’s index was the S&P 500®. In connection with the change in principal investment strategies, the Adviser believes the Russell Midcap® Growth Index is a more appropriate index against which to compare the Fund’s performance than the Fund’s former index, the S&P 500®. Information for both the S&P 500® and the Russell Midcap® Growth Index is provided below.

Following is a table comparing the performance of the Parnassus Mid Cap Growth Fund’s two share classes with that of the Russell Midcap® Growth Index and S&P 500® (see “Index Descriptions” in the prospectus) and the Lipper Multi-Cap Growth Funds Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2020. The table is intended to demonstrate the risk of investing in the Parnassus Mid Cap Growth Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Growth Index and

S&P 500®, and a group of similar mutual funds, the Lipper Multi-Cap Growth Funds Average, and also how the Fund’s performance varies from year to year.

Parnassus Mid Cap Growth Fund

Average Annual Total Returns (%)
(all periods ended December 31, 2020)

	One Year	Five Years	Ten Years

Investor Shares

Return before Taxes	28.61	14.70	13.88

Return after Taxes on Distributions	26.89	13.20	11.52

Return after Taxes on Distributions and Sale of Fund Shares	17.88	11.42	10.68

Institutional Shares

Return before Taxes	28.81	14.86	13.97

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	35.59	18.66	15.05

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40	15.22	13.88

Lipper Multi-Cap Growth Funds Average	43.02	18.60	15.10

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Parnassus Mid Cap Growth Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Growth Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

Summary Prospectus • 2021

The Adviser

Parnassus Investments, LLC is the investment adviser to the Parnassus Mid Cap Growth Fund. For more information on the Adviser, please see “Management of the Funds” in the prospectus and “The Adviser” in the statement of additional information.

Portfolio Managers

Ian E. Sexsmith is the lead Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served as a portfolio manager since 2013.

Robert J. Klaber is a Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served as a portfolio manager since 2016.

For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the statement of additional information.

For important information about the purchase and sale of Fund shares, tax information and payments to financial intermediaries, please turn to “Additional Summary Information” on page 21 of the prospectus.

Purchase and Sale of Fund Shares

The minimum initial purchase for the Investor Shares is $2,000 per Fund, with a minimum of $500 per Fund for certain custodial accounts and IRAs. The minimum initial purchase for the Institutional Shares is $100,000. The minimum subsequent investment is $50 per Fund. After making an initial investment, the minimum investment in an automatic investment plan is $50 per Fund.

You may redeem and purchase shares of a Fund each day the New York Stock Exchange (“NYSE”) is open. You may redeem or purchase Fund shares online through our website at www.parnassus.com, by mail (Parnassus Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, NE 68154-9150), or by telephone at (800) 999-3505. Investors who wish to redeem or purchase shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders may be placed.

For additional information, please see “Investing with Parnassus Funds” on page 28 of the prospectus.

Tax Information

The Funds’ distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Financial Intermediary Compensation

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For additional information, please see “Distribution Agreement,” “Shareholder Servicing Plan” and “Additional Marketing and Support Payments” in the statement of additional information.

Investment Adviser

Parnassus Investments, LLC

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Foley and Lardner LLP

777 E. Wisconsin Ave.

Milwaukee, WI 53202

Distributor

Parnassus Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can obtain additional information about each of the Funds in the statement of additional information (SAI) dated May 1, 2021, which has been filed with the Securities and Exchange Commission (SEC) and is incorporated in this prospectus by reference (namely, it legally forms a part of the prospectus). The Funds also publish an annual and a semiannual report and two quarterly reports each year that discuss the Funds’ holdings and how recent market conditions as well as the Funds’ investment strategies affected performance. For a free copy of any of these documents or to ask questions about the Funds, call the Parnassus Funds at (800) 999-3505.

The Funds make available the SAI and the annual and semiannual reports, free of charge, on their Internet website (http://www. parnassus.com). This information may also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. or by visiting the SEC’s Internet website at http://www.sec.gov. In addition, copies of this information may be obtained after paying a duplicating fee by emailing the Public Reference Room of the SEC at publicinfo@sec.gov or by writing to: Public Reference Room, Securities and Exchange Commission, Washington, D.C. 20549-1520. You may also call the SEC at (202) 551-8090 for information on the operation of the Public Reference Room.

The Investment Company Act File Number for Parnassus Income Funds is 811-06673. The Investment Company Act File Number for Parnassus Funds is 811-04044.

1 Market Street, Suite 1600, San Francisco, CA 94105^(800) 999-3505^www.parnassus.com